Parent Entity Information	12 Months Ended
Jun. 30, 2026
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 36. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive income

	Parent
	June 30, 2026	June 30, 2025	June 30, 2024
	A$	A$	A$
Loss after income tax	(86,167,326)	(47,049,922)	(44,253,769)

Total comprehensive loss	(86,167,326)	(47,049,922)	(44,253,769)

Statement of financial position

	Parent
	June 30, 2026 A$	June 30, 2025 A$
Total current assets	16,289,508	44,875,580
Total non current assets	46,592,621	102,844,317

Total assets	62,882,129	147,719,897

Total current liabilities	2,489,810	3,822,498
Total non current liabilities	439,147	482,871

Total liabilities	2,928,957	4,305,369

Equity
— Contributed equity	547,652,181	544,731,830
— Reserves	23,373,429	26,177,296
— Accumulated losses	(511,072,438)	(427,494,598)

Total equity	59,953,172	143,414,528

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity during financial years ended June 30, 2026, June 30, 2025 and June 30, 2024.
Contingent liabilities of the parent entity
Refer to note 28 for details in relation to contingent liabilities as at June 30, 2026, June 30, 2025 and June 30, 2024.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment as at June 30, 2026, June 30, 2025 and June 30, 2024.